Shareholder's Equity, Preference Shares and Ordinary Shares (FY) (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Feb. 11, 2021 shares	Jan. 25, 2021 shares
Stockholder's Equity [Abstract]
Preference shares , shares authorized (in shares)	1,000,000	1,000,000
Preference shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
As-converted percentage for Class A common stock after conversion of Class B shares	20.00%	20.00%
Stock conversion basis of Class B to Class A common stock at time of initial Business Combination	1	1
Class A Ordinary Share [Member]
Stockholder's Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Stock conversion basis of Class B to Class A common stock at time of initial Business Combination	1	1
Class B Ordinary Shares [Member]
Stockholder's Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1
Common stock, shares issued (in shares)	5,000,000	5,031,250
Common stock, shares outstanding (in shares)	5,000,000	5,031,250	5,031,250	4,312,500
Shares subject to forfeiture (in shares)		656,250	31,250
Class B Ordinary Shares [Member] | Maximum [Member]
Stockholder's Equity [Abstract]
Shares subject to forfeiture (in shares)	31,250	656,250	656,250
Class B Ordinary Shares [Member] | As Previously Reported [Member]
Stockholder's Equity [Abstract]
Common stock, shares issued (in shares)		5,031,250
Common stock, shares outstanding (in shares)		5,031,250